FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 15 – FAIR VALUE MEASUREMENTS

Fair value measurements discussed herein are based upon certain market assumptions and pertinent information available to management as of and during the six months ended June 30, 2025. The carrying amounts of cash equivalents, accounts receivable, other current assets, other assets, accounts payable, and accrued expenses approximated their fair values as of the six months ended June 30, 2025, due to their short-term nature.

On April 22, 2025, the Company entered into a bundled non-cash transaction in which it issued 1,885 shares of Series A Preferred Stock (Series A Preferred) and warrants (Series A Preferred Warrants) to purchase 37,033 shares of Series A Preferred Stock in anticipation of a future exchange for the outstanding PIPE Convertible Notes and previously issued Series A and Series B Warrants (see Note 9 – PIPE Convertible Notes). The fair value for the Series A Preferred Stock was determined based on the contractual conversion terms into common stock and the quoted price of the Company’s common stock on the date of issuance, in accordance with ASC 820. The Series A Preferred Warrants were valued using the Black-Scholes Model, including the market price of the Company’s common stock, expected volatility, expected term, and the risk-free interest rate. The Series A Preferred and Series A Warrants were measured using Level 2 inputs given the absence of an active market for the Series A Preferred, specifically the quoted market price of the Company’s common stock and the number of common shares contractually receivable upon conversion.

The following table sets forth a summary of the Company’s assets and liabilities that are measured at fair value on a recurring basis:

	June 30, 2025	December 31, 2024
Fair Value Level 1	Cash Equivalents	Cash Equivalents
Money market funds	$10,114	$10,114
Total debt investments	$10,114	$10,114

Fair Value Level 2	Series A Preferred Stock	Series A Preferred Warrants	Series A Preferred Stock	Series A Preferred Warrants
Non-recurring fair value	$5,168,609	$482,701	$—	$-
Total non-recurring fair value	$5,168,609	$482,701	$—	$-